SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2011
Securities Sold Under Agreements To Repurchase Tables [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	2010	2011
	(EUR in thousands)
Securities sold under agreements to repurchase	3,538,289	1,302,239
Securities sold under agreements to repurchase:
Average outstanding during the year	5,120,716	3,221,314
Weighted average interest rate during the year	1.48%	3.79%
Weighted average interest rate at year end	3.15%	3.63%
Amount outstanding at month end:
January	9,861,416	5,125,395
February	8,549,200	4,698,535
March	8,192,043	5,187,643
April	4,910,773	4,360,673
May	3,992,152	2,976,276
June	4,318,192	2,606,337
July	4,517,778	2,661,253
August	4,279,021	2,309,891
September	4,004,623	1,930,242
October	3,218,453	3,144,079
November	2,701,563	2,036,228
Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction. Maturities of such agreements to repurchase are typically overnight to six months.